SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Machinery and equipment [Member] | Maximum [Member]
Estimated useful lives	11 years	11 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Furniture and office equipment [Member] | Maximum [Member]
Estimated useful lives	10 years	10 years
Furniture and office equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Motor Vehicles [Member] | Maximum [Member]
Estimated useful lives	8 years	8 years
Motor Vehicles [Member] | Minimum [Member]
Estimated useful lives	4 years	4 years
Leasehold improvements [Member] | Maximum [Member]
Estimated useful lives	20 years	20 years
Leasehold improvements [Member] | Minimum [Member]
Estimated useful lives	10 years	10 years
Buildings [Member]
Estimated useful lives	20 years	20 years